Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting
Schedule of segment information for the reportable segments

	Six Months Ended June 30, 2024
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,063	33,778	40,841	84,962	42,834	127,796	168,637	137,044	—	305,681
Interest income	417	1	418	—	—	—	418	116	20,040	20,574
Interest expense	(914)	—	(914)	—	—	—	(914)	(362)	(200)	(1,476)
Equity in earnings of an equity investee, net of tax	—	—	—	—	—	—	—	33,807	—	33,807
Income tax expense	(100)	(479)	(579)	(530)	—	(530)	(1,109)	(97)	(1,680)	(2,886)
Net (loss)/income attributable to the Company	(84,530)	16,693	(67,837)	14,771	38,424	53,195	(14,642)	34,149	6,294	25,801
Depreciation/ amortization	(5,937)	(139)	(6,076)	—	—	—	(6,076)	(130)	(46)	(6,252)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	—	3,763	—	—	—	3,763	1,929	1,234	6,926

	June 30, 2024
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	178,012	30,377	208,389	69,807	38,944	108,751	317,140	193,885	749,843	1,260,868
Property, plant and equipment	93,375	777	94,152	—	—	—	94,152	498	165	94,815
Right-of-use assets	2,813	481	3,294	—	—	—	3,294	1,858	1,240	6,392
Leasehold land	10,931	—	10,931	—	—	—	10,931	—	—	10,931
Goodwill	—	—	—	—	—	—	—	3,015	—	3,015
Investment in an equity investee	—	—	—	—	—	—	—	80,519	—	80,519

	Six Months Ended June 30, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	9,977	269,057	279,034	80,149	—	80,149	359,183	173,691	—	532,874
Interest income	438	1	439	—	—	—	439	238	15,198	15,875
Interest expense	—	—	—	—	—	—	—	—	(224)	(224)
Equity in earnings of an equity investee, net of tax	—	—	—	—	—	—	—	35,110	—	35,110
Income tax expense	(86)	(7)	(93)	107	—	107	14	(939)	(1,805)	(2,730)
Net (loss)/income attributable to the Company	(83,628)	205,010	121,382	12,971	—	12,971	134,353	37,180	(2,982)	168,551
Depreciation/ amortization	(3,263)	(250)	(3,513)	—	—	—	(3,513)	(165)	(134)	(3,812)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,296	110	30,406	—	—	—	30,406	243	15	30,664

	December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	177,601	24,687	202,288	61,472	2,129	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,034	918	98,952	—	—	—	98,952	564	211	99,727
Right-of-use assets	3,454	551	4,005	—	—	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	—	11,261	—	—	11,261
Goodwill	—	—	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	—	—	21	—	21
Investment in an equity investee	—	—	—	—	—	—	—	48,411	—	48,411

Summary of customers which accounted for over 10% of the Group's revenue

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Customer A	76,612	269,057
Customer B	45,396	(note)

Note: Customer did not account for over 10% of the Group’s revenue during the six months ended June 30, 2023.